UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
FPA Global Equity ETF
FPAG
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the FPA Global Equity ETF (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fpag.fpa.com/. You can also request this information by contacting us at (800) 982-4372.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Global Equity ETF (FPAG)	$57	0.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Global Equity ETF (“Fund” or “FPAG”) gained 31.24%, net, in the trailing twelve months (“TTM”). The MSCI ACWI Index returned 31.76% for the same period. The Fund captured 98.4% of the MSCI ACWI’s return in the trailing twelve months. The Fund is managed according to FPA’s Contrarian Value Equity Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS1
Holcim, a building material (largely concrete, cement, and aggregates) company has performed well over the past year. In addition to strong operating performance, management has taken a number of steps to return value to shareholders and improve understanding of the company's underlying business strength, including share repurchases, increasing the dividend, and announcing plans to separate the company's North American business.
Citigroup's shares have appreciated (along with other bank shares) from a profoundly depressed level of less than 50% of tangible book value (TBV) to a modestly depressed level of 70% TBV.  We expect the company to deliver significantly improved results and capital returns over the next few years.
TOP PERFORMANCE DETRACTORS1
Charter has faced challenging operating conditions that have led to its share price weakness. Competitors have been overbuilding fixed wire assets. There has been concern regarding the sustainability of business derived from subsidized customers. And, the company's near-term capital spending budget has exceeded expectations. Its share price has also had greater volatility due to its relatively high leverage ratio.  We look forward to the company demonstrating the competitive strength of their converged (fixed and wireless) connectivity offering, ramping down in capital spending, and reaccelerating share repurchases.
JDE Peet’s stock has declined over the past TTM, but earnings have been largely stable. However, a change in management, record-high coffee bean prices, and headwinds from the company’s Russia business have led investors to view the glass as half-empty. We are hopeful that new management will prove up to the task of making entrepreneurial and cost-efficient investments to reinvigorate growth and put JDE Peets in a position to benefit from its position as the world's second-largest consumer coffee company.
1Company overviews reflects information about names in the top five performance contributors and detractors for the TTM. The company data and statistics referenced in this section are sourced from company press releases, investor presentations and financial disclosures unless otherwise noted. The portfolio managers may have certain expectations on future company performance. There is no guarantee such expectations will be realized.
Past performance is no guarantee, nor is it indicative, of future results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Global Equity ETF (FPAG) - NAV	31.24%	9.23%
MSCI AC World Index (Net)	31.76%	6.97%
1	FPA Global Equity ETF commenced operations on December 16, 2021.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://fpag.fpa.com/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$153,425,491
Total number of portfolio holdings	45
Total advisory fees paid (net)	$142,062
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Meta Platforms, Inc. - Class A	5.8%
Analog Devices, Inc.	5.5%
Holcim AG	5.2%
Comcast Corp. - Class A	5.1%
Citigroup, Inc.	4.8%
TE Connectivity PLC	4.7%
International Flavors & Fragrances, Inc.	4.7%
Alphabet, Inc. - Class A	4.0%
Wells Fargo & Co.	3.4%
Amazon.com, Inc.	3.4%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective at the close of business day April 26, 2024, the Fund was reorganized from Northern Lights Fund Trust III into Investment Managers Series Trust III (the "Trust").
Effective December 1, 2024, First Pacific Advisors, LP (the "Adviser") has voluntarily agreed to waive all of its management fee and pay all of the Fund’s operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) from December 1, 2024, through January 31, 2025. The Adviser will not seek recoupment of any management fee it waives or Fund expenses it pays during such period pursuant to this voluntary agreement.
Effective on or about December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC will complete its acquisition of UMB Distribution Services, LLC, the Fund’s distributor.  In connection with the acquisition, as of the Effective Date, the Fund’s distributor will change its name to Distribution Services, LLC.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated January 26, 2024, as amended April 30, 2024 at https://fpag.fpa.com/.
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended September 30, 2024 upon the reorganization of the Fund. Previously, Deloitte & Touche LLP served as the independent registered public accounting firm for the Fund under the Northern Lights Fund Trust III. There were no disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpag.fpa.com/. You can also request this information by contacting us at (800) 982-4372.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 982-4372 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (800) 982-4372.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Sandra Brown, who is a member of the Registrant’s Audit Committee and Board of Trustees, is an “audit committee financial expert” and is “independent” as those terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FPA Global Equity ETF	FYE 9/30/2024	FYE 9/30/2023
(a)	Audit Fees	$13,500	$14,940
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,500	$5,150
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FPA Global Equity ETF	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

	FPA Global Equity ETF	FYE 9/30/2024	FYE 9/30/2023
(g)	Registrant Non-Audit Related Fees	N/A	$5,150
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

FPA Global Equity ETF

(FPAG)

ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2024

FPA Global Equity ETF

A series of Investment Managers Series Trust III

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	18
Item 8. Changes in and Disagreements with Accountants
Item 9. Proxy Disclosures
Item 10. Remuneration Paid to Directors, Officers, and Others
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Global Equity ETF (the “ETF”). This report is not authorized for distribution to prospective investors in the ETF unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA Global Equity ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024

Number
of Shares		Value
	COMMON STOCKS — 95.5%
	AEROSPACE & DEFENSE — 4.1%
17,768	Howmet Aerospace, Inc.	$1,781,242
19,071	Safran S.A.	4,481,417
		6,262,659
	APPAREL & TEXTILE PRODUCTS — 1.7%
16,747	Cie Financiere Richemont S.A.	2,647,544
	BANKING — 8.2%
117,245	Citigroup, Inc.	7,339,537
92,070	Wells Fargo & Co.	5,201,034
		12,540,571
	BEVERAGES — 6.4%
65,462	Heineken Holding N.V.	4,940,520
135,116	JDE Peet’s N.V.	2,821,586
10,420	Pernod Ricard S.A.	1,572,827
58,619	Swire Pacific Ltd. - Class A	500,692
		9,835,625
	CABLE & SATELLITE — 7.3%
10,358	Charter Communications, Inc. - Class A*	3,356,821
186,625	Comcast Corp. - Class A	7,795,326
		11,152,147
	CHEMICALS — 4.7%
68,365	International Flavors & Fragrances, Inc.	7,173,539
	COMMERCIAL SUPPORT SERVICES — 0.5%
12,565	Eurofins Scientific S.E.	795,845
	CONSTRUCTION MATERIALS — 5.2%
81,993	Holcim AG	7,998,277
	E-COMMERCE DISCRETIONARY — 3.4%
27,860	Amazon.com, Inc.*	5,191,154
	ELECTRIC UTILITIES — 0.2%
18,975	PG&E Corp.	375,136
	ENGINEERING & CONSTRUCTION — 1.3%
18,285	Samsung C&T Corp.	1,926,797
	ENTERTAINMENT CONTENT — 0.9%
68,199	Nexon Co., Ltd.	1,342,627
	HEALTH CARE FACILITIES & SVCS — 1.2%
6,154	ICON PLC*	1,768,106
	HOME CONSTRUCTION — 0.3%
4,275	Fortune Brands Innovations, Inc.	382,741
	HOUSEHOLD PRODUCTS — 0.2%
11,400	Shiseido Co., Ltd.	307,358

FPA Global Equity ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number
of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 3.2%
14,219	Aon PLC - Class A	$4,919,632
	INTERNET MEDIA & SERVICES — 17.3%
37,032	Alphabet, Inc. - Class A	6,141,757
29,508	Alphabet, Inc. - Class C	4,933,443
14,535	Delivery Hero S.E.*	586,026
17,025	Just Eat Takeaway.com N.V.*	255,559
15,644	Meta Platforms, Inc. - Class A	8,955,251
766	Netflix, Inc.*	543,301
75,895	Prosus N.V.	3,316,784
25,065	Uber Technologies, Inc.*	1,883,886
		26,616,007
	LEISURE FACILITIES & SERVICES — 2.6%
10,595	Marriott International, Inc. - Class A	2,633,917
8,110	Vail Resorts, Inc.	1,413,492
		4,047,409
	METALS & MINING — 2.5%
658,565	Glencore PLC	3,765,763
	OIL & GAS PRODUCERS — 2.0%
138,580	Kinder Morgan, Inc.	3,061,232
	RETAIL - DISCRETIONARY — 4.4%
40,055	CarMax, Inc.*	3,099,456
18,405	Ferguson Enterprises, Inc.	3,654,681
		6,754,137
	SEMICONDUCTORS — 8.8%
36,715	Analog Devices, Inc.	8,450,692
11,217	Broadcom, Inc.	1,934,932
13,295	NXP Semiconductors N.V.	3,190,933
		13,576,557
	TECHNOLOGY HARDWARE — 1.7%
50,302	Nintendo Co., Ltd.	2,672,507
	TECHNOLOGY SERVICES — 6.2%
38,330	LG Corp.	2,318,500
47,530	TE Connectivity PLC	7,176,555
		9,495,055
	TRANSPORTATION EQUIPMENT — 1.2%
10,270	Westinghouse Air Brake Technologies Corp.	1,866,778
	TOTAL COMMON STOCKS
	(Cost $125,892,830)	146,475,203
	EXCHANGE-TRADED FUNDS — 3.7%
41,241	iShares 0-3 Month Treasury Bond ETF	4,153,794

FPA Global Equity ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
13,282	Vanguard Total World Stock ETF	$1,589,855
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,355,318)	5,743,649

	TOTAL INVESTMENTS — 99.2%
	(Cost $131,248,148)	152,218,852

	Other Assets in Excess of Liabilities — 0.8%	1,206,639
	TOTAL NET ASSETS — 100.0%	$153,425,491

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.

See accompanying Notes to Financial Statements.

FPA Global Equity ETF

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2024

Assets:
Investments, at value (cost $131,248,148)	$152,218,852
Foreign currency, at value (cost $21)	21
Cash	1,153,312
Receivables:
Dividends and interest	82,251
Reclaims receivable	25,561
Prepaid expenses	1,476
Other assets	977
Total assets	153,482,450

Liabilities:
Payables:
Advisory fees	6,572
Fund services fees	22,807
Auditing fees	15,000
Trustees’ fees and expenses	6,092
Shareholder reporting fees	2,455
Legal fees	1,229
Chief Compliance Officer fees	800
Trustees’ deferred compensation (Note 3)	487
Accrued other expenses	1,517
Total liabilities	56,959
Commitments and contingencies (Note 3)
Net Assets	$153,425,491

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$131,751,544
Total distributable earnings (accumulated deficit)	21,673,947
Net Assets	$153,425,491
Number of shares issued and outstanding	4,975,000
Net asset value per share	$30.84

See accompanying Notes to Financial Statements.

FPA Global Equity ETF

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2024

Investment income:
Dividends (net of foreign withholding taxes of $63,518)	$1,469,241
Interest	24,762
Securities lending	887
Total investment income	1,494,890

Expenses:
Advisory fees	638,180
Fund services fees	125,028
Shareholder reporting fees	48,335
Legal fees	42,130
Chief Compliance Officer fees	25,081
Auditing fees	23,390
Miscellaneous	22,361
Trustees’ fees and expenses	17,843
Insurance fees	495
Total expenses	942,843
Advisory fees waived	(496,118)
Net expenses	446,725
Net investment income (loss)	1,048,165

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,112,451
Foreign currency transactions	(13,999)
Total realized gain (loss)	1,098,452
Net change in unrealized appreciation (depreciation) on:
Investments	19,626,227
Foreign currency translations	672
Net change in unrealized appreciation (depreciation)	19,626,899
Net realized and unrealized gain (loss)	20,725,351

Net Increase (Decrease) in Net Assets from Operations	$21,773,516

See accompanying Notes to Financial Statements.

FPA Global Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,048,165	$571,222
Total realized gain (loss) on investments and foreign currency transactions	1,098,452	(35,436)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	19,626,899	6,447,194
Net increase (decrease) in net assets resulting from operations	21,773,516	6,982,980

Distributions to Shareholders:
Distributions	(1,126,149)	(512,550)
Total distributions to shareholders	(1,126,149)	(512,550)

Capital Transactions:
Net proceeds from shares sold	93,529,021	14,186,480
Net increase (decrease) in net assets from capital transactions	93,529,021	14,186,480
Total increase (decrease) in net assets	114,176,388	20,656,910

Net Assets:
Beginning of period	39,249,103	18,592,193
End of period	$153,425,491	$39,249,103
Capital Share Transactions:
Shares sold	3,325,000	650,000
Net increase (decrease) in capital share transactions	3,325,000	650,000

See accompanying Notes to Financial Statements.

FPA Global Equity ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the		For the
	Year Ended		Period Ended
	September 30,		September 30
	2024	2023[1]	2022[1,2]
Net asset value, beginning of period	$23.79	$18.59	$24.99
Income from Investment Operations:
Net investment income[3]	0.32	0.40	0.28
Net realized and unrealized gain (loss)	7.08	5.14	(6.49)
Total from investment operations	7.40	5.54	(6.21)

Less Distributions:
From net investment income	(0.35)	(0.34)	(0.19)
Total distributions	(0.35)	(0.34)	(0.19)
Net asset value, end of period	$30.84	$23.79	$18.59

Market price, end of period[4]	$30.92	$23.77	$18.69

Market price total return[5]	31.69%	29.82%	(24.92)%[6]

Net asset value total return[5]	31.24%	29.02%	(24.52)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$153,425	$39,249	$18,592

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[7]	1.03%	1.17%	2.25%[8]
After fees waived and expenses absorbed[7]	0.49%	0.49%	0.49%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[9]	0.61%	1.08%	(0.15)%[8]
After fees waived and expenses absorbed[9]	1.15%	1.76%	1.61%[8]

Portfolio turnover rate[10]	38%	26%	28%[6]

[1]	Audits performed for the fiscal years indicated by the Fund’s previous auditor, Deloitte & Touche LLP.

[2]	The FPA Global Equity ETF commenced operations on December 16, 2021.

[3]	Based on average shares outstanding for the period.

[4]	Market price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.
[5]	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

[6]	Not annualized.

[7]	Does not include the expenses of the underlying investment companies in which the Fund invests.

[8]	Annualized.

[9]	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
[10]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Note 1 – Organization

FPA Global Equity ETF (the “Fund”) is a non-diversified series of Investment Managers Series Trust III (the “Trust”), which is registered as an open-end management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term growth of principal and income. First Pacific Advisors, LP (the “Adviser”) has served as the Fund’s investment adviser since December 16, 2021.

On April 26, 2024, the Fund acquired the assets and assumed the liabilities of FPA Global Equity ETF, a series of Northern Lights Fund Trust III, (the “Predecessor Fund”) in a tax-free reorganization pursuant to the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization was approved by the Trust’s Board on October 24, 2023. The Predecessor Board approved the Plan of Reorganization on November 21, 2023. The tax-free reorganization was accomplished on April 27, 2024. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund received the same aggregate share net asset value as noted below:

Shares Issued	Net Assets
3,600,000	$101,604,203

The net unrealized appreciation of investments transferred was $10,296,832 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the mean between the current bid and ask price on the day of valuation. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard fixed purchase transaction fee of a Creation Unit of the Fund is $400 for in-kind purchases and $100 for cash purchases, regardless of the number of Creation Units created in the transaction.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard fixed redemption transaction fee of a Creation Unit of the Fund is $400 for in-kind redemptions and $100 for cash redemptions.

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2024, and during the prior open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceed 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(h) Exchange Traded Funds (ETFs)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))), do not exceed 0.49% of the average daily net assets. This agreement is in effect until January 31, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. For the year ended September 30, 2024, the Adviser waived advisory fees and reimbursed expenses totaling $496,118.

These expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated by the Board only on 60 days’ written notice to the Adviser. Similarly, the Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the Adviser to the Predecessor Fund prior to the Predecessor Fund’s reorganization on April 26, 2024 for a period ending three years after the date of the waiver or payment, if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. As of September 30, 2024, the Adviser may seek recoupment for previously waived or reimbursed expenses, subject to the limitations noted above, no later than the dates as outlined below:

September 30, 2025	$219,057
September 30, 2026	222,147
September 30, 2027	496,118
Total	$937,322

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s fund accountant, transfer agent, and custodian. UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period from April 27, 2024 through September 30, 2024, were $61,441. The inclusion of such fees are reported on the Statement of Operations.

Prior to April 27, 2024, Ultimus Fund Solutions, LLC served as the Predecessor Fund’s fund accountant, administrator and transfer agent. State Street Bank and Trust Co. served as the Predecessor Fund’s custodian. The Predecessor Fund’s allocated fees incurred for fund accounting, fund administration, transfer agent and custodian services for the period from October 1, 2023 to April 26, 2024, was $63,587. The inclusion of such fees are reported on the Statement of Operations.

UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, serves as the Fund’s distributor. The Adviser paid the fees for the Fund’s distribution-related services.

Prior to April 27, 2024, Northern Lights Distributors, LLC, an affiliate of Ultimus Fund Solutions, LLC served as the Predecessor Fund’s distributor. The Predecessor Fund had adopted the Predecessor Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the period from October 1, 2023 to April 26, 2024, the Fund did not pay distribution related charges pursuant to the Plan.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the period from April 27, 2024 through September 30, 2024, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) were $12,689. The inclusion of such fees are reported on the Statement of Operations.

Prior to April 27, 2024, the Predecessor Fund’s allocated fees incurred for Independent Trustees services for the period from October 1, 2023 to April 26, 2024, was $5,154. The inclusion of such fees are reported on the Statement of Operations.

On December 26, 2023, the Fund’s Board of Trustees approved to adopt a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period from April 27, 2024 through September 30, 2024, were $7,495. The inclusion of such fees are reported on the Statement of Operations.

Prior to April 27, 2024, Northern Lights Compliance Services, LLC served as the Predecessor Fund’s CCO to the Trust. The Predecessor Fund’s allocated fees incurred for CCO services for the period from October 1, 2023 to April 26, 2024, was $17,586. The inclusion of such fees are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At September 30, 2024, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$131,476,499

Gross unrealized appreciation	$23,329,372
Gross unrealized depreciation	(2,587,019)
Net unrealized appreciation/depreciation on investments	$20,742,353

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
$-	$-

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$866,710
Undistributed long-term capital gains	176,690
Tax distributable earnings	1,043,400

Accumulated capital and other losses	(112,356)

Net unrealized appreciation (depreciation) on investments	20,742,353
Net unrealized appreciation (depreciation) on mark-to-market dividends	550
Total distributable earnings (deficit)	$21,673,947

The tax character of distributions paid during the periods ended September 30, 2024 and 2023, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,126,149	$512,550
Net long-term capital gains	-	-
Total distributions paid	$1,126,149	$512,550

As of September 30, 2024, the Fund had non-expiring capital loss carryforwards as follows:

Short-Term	Long-Term	Total
$-	$-	$-

During the tax year ended September 30, 2024, the Fund utilized $198,743 of short-term and $0 of long-term non-expiring capital loss carryforwards, respectively.

Note 5 – Investment Transactions

For the year ended September 30, 2024, purchases and sales of investments, excluding in-kind transactions and short-term investments, were $39,415,224 and $35,001,374, respectively. Purchases, sales, and realized gain/(loss) of in-kind transactions for the year ended September 30, 2024 were $88,156,446, $0, and $0, respectively.

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$146,475,203	$-	$-	$146,475,203
Exchange-Traded Funds*	5,743,649	-	-	5,743,649
Total Investments	$152,218,852	$-	$-	$152,218,852

*	For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 8 – Securities Lending

Prior to April 27, 2024, the Predecessor Fund had a securities lending arrangement with State Street Bank and Trust Co. (“State Street”). Under an agreement with State Street, the Fund could lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans were collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by State Street to the borrowers was remitted to State Street as lending agent, and the remainder is paid to the Fund. The Fund continued to receive interest or dividends on the securities loaned. The Fund had the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower failed to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund was subject to the risk of loss from investments made with the cash received as collateral. The Fund managed credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

For the period from October 1, 2023 to April 26, 2024, the Fund received $887 in income from securities lending, or 0.05% of its total income. At September 30, 2024, the Fund had no loaned securities outstanding.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10 – New Accounting Pronouncements

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and exchange-traded funds (“ETFs”) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Certain information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

FPA Global Equity ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Effective December 1, 2024, the Adviser has voluntarily agreed to waive all of its management fee and pay all of the Fund’s operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) from December 1, 2024, through January 31, 2025. The Adviser will not seek recoupment of any management fee it waives or Fund expenses it pays during such period pursuant to this voluntary agreement.

Effective on or about December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC will complete its acquisition of UMB Distribution Services, LLC, the Fund’s distributor. In connection with the acquisition, as of the Effective Date, the Fund’s distributor will change its name to Distribution Services, LLC.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust III

and the Shareholders of the FPA Global Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the FPA Global Equity ETF (the “Fund”), a series of Investment Managers Series Trust III, including the schedule of investments, as of September 30, 2024, the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets for the year ended September 30, 2023, and the financial highlights for the year ended September 30, 2023 and for the period ended September 30, 2022, were audited by other auditors, whose report dated November 22, 2023 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of the Fund since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 29, 2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On January 23, 2024, the Audit Committee of the Board of Trustees of Investment Managers Series Trust III (the “Trust”) appointed Tait, Weller & Baker LLP (“Tait”) as the FPA Global Equity ETF’s independent registered public accounting firm upon the reorganization for the fiscal period ended September 30, 2024. Previously, Deloitte & Touche LLP (“Deloitte”) served as the independent registered public accounting firm.

Deloitte’s report on the financial statements for the Fund for the period ended September 30, 2022 and the fiscal year ended September 30, 2023 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During such periods and the interim period of October 1, 2023 through April 26, 2024 (the “Interim Period”) there were no (i) disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Fund’s financial statements for such period, nor (ii) “reportable events” of the kinds described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the periods prior to September 30, 2023 and the Interim Period, neither the Fund nor anyone on behalf of the Fund had consulted Tait on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Fund, the Board, or the Audit Committee with the performance of Deloitte.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Results of Shareholder Meeting

At a meeting held on April 19, 2024, shareholders of the FPA Global Equity ETF approved an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of the FPA Global Equity ETF (the “Acquired Fund”), a series of the Northern Lights Fund Trust III, to the FPA Global Equity ETF (the “Acquiring Fund”), a newly created series of Investment Managers Series Trust III, in exchange for (a) shares of the Acquiring Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares of the Acquiring Fund in proportion to the shareholders’ respective holdings of shares of the Acquired Fund. The percentage of share outstanding and entitled to vote that were present by proxy was 50.86%. The number of shares voted were as follows:

For	Against	Abstain	Total
1,146,500	2,610	8,064	1,157,174

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

FPA Global Equity ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on January 23, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust III (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and First Pacific Advisors, LP (the “Advisor”) with respect to the FPA Global Equity ETF series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with the Fund; information regarding the performance of the FPA Global Equity ETF, a series of Northern Lights Fund Trust III (the “Predecessor Fund”), which would be reorganizing into the Fund, for the one-year period ended September 30, 2023; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed investment advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Global Large-Stock Blend category (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information regarding the Advisor and other series of the Trust managed by the Advisor reviewed by the Board during the year at other Board and Board committee meetings.

In approving the Advisory Agreement, the Independent Trustees met separately in an executive session prior to the meeting with the Board to consider the Advisory Agreement, including the items discussed below, and were represented by their legal counsel with respect to the matters considered. The Board, including all of the Independent Trustees, then met and also considered a variety of factors for approval of the Advisory Agreement, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the Predecessor Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns and the MSCI All Country World Index return.

The Board noted its familiarity with the Advisor as the investment advisor for other series of the Trust, and considered the overall quality of services to be provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in the day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

FPA Global Equity ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Trustees noted that the proposed advisory fee for the Fund was the same as the advisory fee for the Predecessor Fund. The Trustees also observed that the proposed advisory fee for the Fund was within the range of the advisory fees that the Advisor charges to manage separate accounts and private funds using the same strategy as the Fund. The Board considered, however, that management of registered fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s other clients, and that the Advisor would provide more services to the Fund than it does to the separately managed accounts. The estimated annual total expenses of the Fund (net of fee waivers) were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that, in light of the services proposed to be provided by the Advisor to the Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with the Fund in its first year of operations. The Board observed that the Advisor anticipated waiving a significant portion of its advisory fee for the Fund, and that the Advisor did not anticipate earning a profit from the Fund in its first year of operations.

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research services made available to it by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale immediately following the reorganization of the Predecessor Fund into the Fund, and that any such economies would be considered in the future as the Fund’s assets grow.

FPA Global Equity ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a)	(4) Not applicable.

(a)	(5) Letter from the Fund's former accountant pursuant to Item 304(a)(3) of Regulation S-K is filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	12/6/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	12/6/24

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/6/24